Intangible assets, net (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Total		$ 21,262,216	$ 2,560,076
Less: Accumulated amortization		(3,785,786)	(771,898)
Intangible assets, net		17,476,430	1,788,178
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total		761,052	702,666
Electronic Vehicle Registered License [Member]
Finite-Lived Intangible Assets [Line Items]
Total		13,907,238
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	[1]	1,982,926	1,857,410
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	[2]	$ 4,611,000

[1]	There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired two land use rights from the local government in December 2002 and September 2008 for periods of 50 years. As of December 31, 2017, and 2016, land use rights with net book value of $1,365,030 and $1,522,564, respectively, were pledged as collateral for bank loans. The land use rights are amortized over 50 years and the software is amortized over 5 years. Amortization expense for intangible assets for the years ended December 31, 2017, 2016 and 2015 totaled $201,647, $39,659 and $9,811, respectively.
[2]	Patents on specialty electric vehicles resulted from the acquisition of Suzhou E-Motors (Note 4).